CHANGES IN CONTRACT ASSET AND CONTRACT LIABILITY (Details) - USD ($)	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 01, 2021	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Accounting Policies [Abstract]
Contract with Customer, Performance Obligation Satisfied in Previous Period
[custom:RevenueFromContractWithCustomerLiabilityWithPerformanceObligation]
Contract assets increase (decrease) cash received in advance and not recognized as revenue
Contract liabilities (increase) decrease cash received in advance and not recognized as revenue		(20,331,879)
Contract assets increase (decrease) reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional		(11,003,081)
Contract liabilities (increase) decrease reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional
Contract assets increase (decrease) contract assets recognized, net reclassification to receivables	$ 37,584,026
Contract liabilities (increase) decrease contract assets recognized, net reclassification to receivables
Contract assets increase (decrease) net change		26,580,945	$ 7,362,508		$ 18,586,306
Contract liabilities (increase) decrease net change		$ (20,331,879)